Summary of Significant Accounting Policies (Details 1) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Net income (loss) (U.S. dollars in thousands)		$ (9,111)	$ (8,053)	$ 14,753
Weighted-average ordinary shares outstanding - basic and diluted	[1]	2,459,088	2,459,088	2,459,088
Earnings (loss) per ordinary basic and diluted (U.S. dollars)	[1]	$ (3.71)	$ (3.27)	$ 6.00

[1]	On December 27, 2017, the Company implemented a 1-for-10 consolidation of its ordinary shares with a market effective date of March 23, 2018, which was applied retrospectively for the calculation of the basic and diluted earnings (loss) per ordinary share. Refer to Note 7.b. for warrants assumed by the Company which may result in an additional outstanding ordinary shares..